Commitments and contingencies - Narrative (Details) $ in Millions		6 Months Ended
	Aug. 02, 2022 USD ($)	Jun. 30, 2025 USD ($)	Apr. 09, 2025 USD ($) lawsuit victim	Nov. 17, 2020 lawsuit
Mountain View Fire
Commitments Disclosure [Line Items]
Number of active lawsuits				22
Number of lawsuits filed by groups of plaintiffs				15
Number of wrongful death lawsuits				1
Number of non-litigation claims				6
Number of lawsuits filed by insurance companies				21
Accrued estimated losses | $		$ 177.0
Expected recoveries of insurance amount | $		116.0
Expenses of wildlife memerandum account | $		$ 61.0
Mountain View Fire | Damage from Fire, Explosion or Other Hazard
Commitments Disclosure [Line Items]
Number of lawsuits filed by groups of plaintiffs				15
Number of non-litigation claims				1
Apple Valley Condemnation Proceedings
Commitments Disclosure [Line Items]
Litigation settlement, loss | $	$ 13.2
Lexington Gas Incident
Commitments Disclosure [Line Items]
Number of wrongful death lawsuits			1
Number of non-litigation claims			12
Accrued estimated losses | $			$ 49.5
Expected recoveries of insurance amount | $			$ 48.3
Number of victims who suffered serious physical injuries | victim			2